INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Income Taxes
Combined statutory tax rate	27.00%	27.00%
Income tax recovery at combined statutory rate	$ (9,630,000)	$ (6,358,000)
Impact of different statutory tax rates on earnings of subsidiaries	398,000	111,000
Permanent difference and other	3,399,000	3,355,000
Effect of change in future income tax rates
Change in deferred tax asset not recognized	5,833,000	2,892,000
Net deferred tax recovery